22 Debentures (Tables)	12 Months Ended
Dec. 31, 2020
Debentures [Abstract]
Schedule of debentures
									Contractual	Effective		12.31.2020	12.31.2019
					Issue	Number of	Final	Payment	financial	interest	Contract
Company	Issue	Characteristics	Allocation	Guarantees	Date	installment	maturity	of charges	charges p.y.	rate p.y.	amount
Copel	7th	(a)	Working capital or used to make investments in the issuer.	Personal guarantee	01.19.2018	2	01.19.2021	Half-yearly	119.0% of DI	125.18% of DI	600,000	303,101	617,378
	8th		Payment of the 6th issue of debentures and working capital increase		06.14.2019	1	06.14.2022	Half-yearly	106.0% of DI	110.93% of DI	500,000	500,475	500,906
Copel GeT	1st	(a)	Working capital or used to make investments in the issuer.	Personal guarantee	05.15.2015	3	05.15.2020	Annual	113.0% of DI	114.29% of DI	1,000,000	-	346,906
	3rd				10.20.2017	3	10.20.2022	Half-yearly	126.0% ofDI	131.21% of DI	1,000,000	669,811	1,011,691
	4th		Full early redemption of the 4th issue of the Company’s trade promissory notes and partial payment of the 1st amortization installment of the 2nd issue of debentures.		07.23.2018	3	07.23.2023	Half-yearly	126.0% ofDI	133.77% of DI	1,000,000	1,010,625	1,030,054
	5th	(b)	Reimbursement of expenses related to the construction of the Transmission Lines Araraquara II - Taubaté, Assis - Londrina and Foz do Chopim.		09.25.2018	5	09.15.2025	Half-yearly	IPCA + 7.6475%	IPCA+ 8.3295%	290,000	322,110	308,464
	6th (1st serie)	(c)	Full early redemption of the 5th issue of the Company’s trade promissory notes and partial payment of the 2nd amortization installment of the 2nd issue of debentures.		07.15.2019	2	07.15.2024	Half-yearly	109.0% of DI	111.25% of DI	800,000	807,793	818,406
	6th (2nd serie)		Reimbursement of expenses related to the Colíder HPP and Baixo Iguaçu HPP projects		07.15.2019	1	07.15.2025	Half-yearly	IPCA + 3.90%	IPCA+ 4.46%	200,000	215,265	205,677
Copel DIS	3rd	(a)	Working capital or used to make investments in the issuer.	Personal guarantee	10.20.2017	2	10.20.2022	Half-yearly	126.0% of DI	130.85% of DI	500,000	502,358	505,846
	4th		Working capital and payment of the 1st installment of amortization of the 2nd issue of debentures.		09.27.2018	3	09.27.2023	Half-yearly	DI + spread 2.70%	CDI + 3.96%	1,000,000	1,011,796	1,019,626
	5th (1st serie)	(c)	Investment for expansion, renovation or improvement and reimbursement of expenses of the Issuer's electricity distribution network linked to concession contract No. 46/1999 of ANEEL.		11.15.2019	3	11.15.2027	Half-yearly	IPCA + 4.20%	IPCA+ 4.61%	500,000	529,349	506,180
	5th (2nd serie)		Reinforcement of working capital and recomposition of cash by the final amortization of the 2nd issue of debentures.		11.15.2019	2	11.15.2022	Half-yearly	DI + spread 1.45%	CDI + 1.65%	350,000	351,479	351,914
Copel CTE	1st	(a)	Deployment, expansion and modernization of the telecommunication network.	Personal guarantee	10.15.2015	5	10.15.2024	Half-yearly	IPCA +7.9633%	IPCA+ 8.1073%	160,000	-	195,429
	2nd				07.15.2017	1	07.15.2022	Half-yearly	IPCA + 5.4329%	IPCA+ 6.1036%	220,000	-	246,355
	3rd		Investments in the issuer.		05.15.2019	3	05.15.2024	Half-yearly	117.0% of DI	119.58% of DI	210,000	-	211,348
Brisa Potiguar	2nd (1st serie)	(d)	Implementation of wind generating plants.	Real and personal guarantee and pledge of Copel GeT shares.	03.24.2016	192	07.15.2032	Monthly	TJLP + 2.02%	TJLP + 2.02%	147,575	109,677	119,171
	2nd (2nd serie)				03.24.2016	192	07.15.2032	Monthly	IPCA + 9.87%	IPCA+ 10.92%	153,258	130,449	135,657
Cutia	1st	(b)	Construction and implementation of wind generating plants.	Personal guarantee	03.20.2019	26	12.15.2031	Half-yearly	IPCA +5.8813%	IPCA+ 6.83%	360,000	353,166	352,829
Compagás	2nd	(e)	Fund investment plan of the issuer.	Floating	04.15.2016	54	12.15.2021	Quarterly	TJLP + 2.17%	TJLP + 2.17%	33,620	3,000	6,001
						0			SELIC + 2.17%	SELIC + 2.17%	-	2,890	5,782
	3rd	(f)	Issuer's investment plan fund.	Real	12.17.2019	18	06.28.2021	Monthly	DI + spread 0.88	5.68%	43,000	14,475	44,746
											Gross debt	6,837,819	8,540,366
											(-) Transaction cost	(80,338)	(110,656)
											Net debt	6,757,481	8,429,710
											Current	1,881,411	1,164,301
											Noncurrent	4,876,070	7,265,409
(a) Simple debentures, single series, not convertible into shares, unsecured, for public distribution with restricted placement efforts, according to CVM No. 476. Guarantor: Copel. Trustee: Pentágono S.A. DTVM.
(b) Simple debentures, single series, not convertible into shares, with security interest and additional personal guarantee, for public distribution with restricted efforts, pursuant to CVM Instruction No. 476.
Guarantor: Copel. Trustee: Pentágono S.A. DTVM.
(c) Simple debentures, two series, not convertible into shares, unsecured, for public distribution with restricted placement efforts, according to CVM No. 476. Guarantor: Copel. Trustee: Pentágono S.A. DTVM.
(d) Simple debentures, two series, not convertible into shares, issued privately. Companies: Nova Asa Branca I, Nova Asa Branca II, Nova Asa Branca III, Nova Eurus e Ventos de Santo Uriel. Guarantor: Copel. They have no trustee.
(e) Simple registered debentures, single series, with private issue and exclusive placement by BNDESPAR. Guarantor: Compagás. Trustee: BNDES Participações S.A. BNDESPAR.
(f) Simple and registered debentures, with a single series, in private issue, with public distribution of restricted efforts. Guarantor: Compagás. Trustee: Simplific Pavarini DTVM Ltda.

Schedule of maturity of noncurrent installments
22.1	Maturity of noncurrent installments

12.31.2020	Gross debt	(-) Transaction cost	Net debt
2022	2,035,503	(18,969)	2,016,534
2023	1,173,340	(12,064)	1,161,276
2024	504,759	(6,982)	497,777
2025	499,422	(5,298)	494,124
2026	234,477	(3,756)	230,721
After 2026	488,057	(12,419)	475,638
	4,935,558	(59,488)	4,876,070

Schedule of changes in debentures
22.2	Changes in debentures

Total
Balance as of January 1, 2019	7,518,131
Funding	2,965,028
Charges and monetary variations	623,795
Amortization - principal	(1,977,125)
Payment - charges	(700,119)
Balance as of December 31, 2019	8,429,710
Charges and monetary variations	453,951
Amortization - principal	(1,046,295)
Payment - charges	(422,295)
Reclassification (a)	(657,590)
Balance as of December 31, 2020	6,757,481
(a) Reclassification to Assets classified as held for sale (Note 40).

Schedule of financial covenants

The financial covenants contained in the agreements are presented as follows:

Company	Contract	Annual financial index	Limit
Copel	7th issue of Debentures	Consolidated net debt / Consolidated EBITDA Debt service coverage ratio	≤ 3,5 ≥ 1,5
8th issue of Debentures
Copel GeT	3rd issue of Debentures
4th issue of Debentures
5th issue of Debentures
6th issue of Debentures
Copel DIS	3rd issue of Debentures
4th issue of Debentures
5th issue of Debentures
Copel TEL	1st issue of Debentures
2nd issue of Debentures
3rd issue of Debentures
Compagás	2nd issue of Debentures	Net debt / EBTIDA	≤ 3,5
		General Indebtedness	≤ 0,7
	3rd issue of Debentures	Net debt / EBTIDA	≤ 3,5
Nova Asa Branca I		Debt service coverage ratio	≥ 1,3
Nova Asa Branca II
Nova Asa Branca III	2nd issue of Debentures
Nova Eurus IV
Ventos de Santo Uriel
Cutia	1st issue of Debentures	Debt service coverage ratio (a)	≥ 1,2
(a) financial ratio calculated based on the amounts of the consolidated financial statements of Cutia Empreendimentos Eólicos S.A.